UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2013 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Banks--6.3%
Comerica	97,700	3,512,315
Fifth Third Bancorp	312,600	5,098,506
KeyCorp	716,000	7,131,360
Regions Financial	750,300	6,144,957
SunTrust Banks	152,700	4,399,287
		26,286,425
Capital Goods--7.9%
AECOM Technology	24,600a	806,880
Chicago Bridge & Iron & Co.	23,400	1,453,140
Dover	16,100	1,173,368
Flowserve	41,800	7,010,278
L-3 Communications Holdings	800	64,736
Lennox International	90,800	5,764,892
Lincoln Electric Holdings	101,300	5,488,434
Pall	4,100	280,317
Parker Hannifin	7,700	705,166
Rockwell Automation	9,700	837,595
Textron	227,800	6,790,718
WABCO Holdings	34,000a	2,400,060
		32,775,584
Consumer Durables & Apparel--3.7%
Carter's	97,600a	5,589,552
Hanesbrands	143,800a	6,551,528
PulteGroup	167,000a	3,380,080
		15,521,160
Consumer Services--4.0%
H&R Block	149,000	4,383,580
Starwood Hotels & Resorts
Worldwide	102,800b	6,551,444
Wyndham Worldwide	86,800	5,596,864
		16,531,888
Diversified Financials--6.8%

American Capital	270,900a	3,953,786
Apollo Investment	333,100	2,784,716
Discover Financial Services	130,900	5,869,556
Moody's	125,300	6,680,996
SLM	115,000	2,355,200
Waddell & Reed Financial, Cl. A	148,900	6,518,842
		28,163,096
Energy--7.1%
Denbury Resources	162,100a	3,023,165
Diamond Offshore Drilling	38,200c	2,657,192
Helix Energy Solutions Group	113,800a	2,603,744
HollyFrontier	122,200	6,287,190
Marathon Petroleum	93,200	8,350,720
Valero Energy	141,600	6,441,384
		29,363,395
Food, Beverage & Tobacco--3.4%
ConAgra Foods	71,200	2,549,672
Ingredion	48,900	3,536,448
J.M. Smucker	34,600	3,430,936
Tootsie Roll Industries	18,500	553,335
Universal	73,900c	4,141,356
		14,211,747
Health Care Equipment & Services--5.5%
Cigna	61,100	3,810,807
Quest Diagnostics	50,700	2,862,015
ResMed	135,500c	6,281,780
St. Jude Medical	79,800	3,227,112
Thoratec	118,400a	4,440,000
Zimmer Holdings	29,900	2,249,078
		22,870,792
Household & Personal Products--2.2%
Energizer Holdings	70,700	7,050,911
Nu Skin Enterprises, Cl. A	49,500c	2,187,900
		9,238,811
Insurance--2.2%
Principal Financial Group	41,000	1,395,230
Reinsurance Group of America	41,800	2,494,206
Torchmark	34,400	2,057,120
Unum Group	31,100	878,575

XL Group	81,500	2,469,450
		9,294,581
Materials--3.8%
Ball	4,400	209,352
CF Industries Holdings	31,300	5,958,581
NewMarket	21,100c	5,493,596
Worthington Industries	135,600	4,200,888
		15,862,417
Media--.5%
Scholastic	27,500	732,875
Valassis Communications	43,000c	1,284,410
		2,017,285
Pharmaceuticals, Biotech & Life Sciences--6.6%
Agilent Technologies	143,500	6,022,695
Charles River Laboratories
International	5,400a	239,058
Life Technologies	117,300a	7,581,099
Mettler-Toledo International	29,200a	6,226,024
Mylan	7,700a	222,838
United Therapeutics	38,700a	2,355,669
Warner Chilcott, Cl. A	352,600	4,777,730
		27,425,113
Real Estate--5.9%
Apartment Investment & Management,
Cl. A	130,800b	4,010,328
AvalonBay Communities	8,000b	1,013,360
Camden Property Trust	36,700b	2,520,556
CBL & Associates Properties	249,100b	5,878,760
Corrections Corp. of America	87,000	3,399,090
General Growth Properties	189,400b	3,765,272
HCP	66,400b	3,310,704
Kimco Realty	37,900b	848,960
		24,747,030
Retailing--9.6%
American Eagle Outfitters	260,900	4,878,830
ANN	24,600a	713,892
Bed Bath & Beyond	95,900a	6,177,878
Best Buy	24,300	538,245
Chico's FAS	50,300	845,040

Dillard's, Cl. A	69,800	5,482,790
GameStop, Cl. A	200,600c	5,610,782
Gap	123,000	4,354,200
Macy's	77,500	3,242,600
O'Reilly Automotive	59,600a	6,111,980
Ross Stores	29,400	1,782,228
		39,738,465
Semiconductors & Semiconductor Equipment--2.0%
Cree	64,900a,c	3,550,679
LSI	706,700a	4,791,426
		8,342,105
Software & Services--9.9%
BMC Software	19,100a	884,903
CA	241,300	6,073,521
Cadence Design Systems	353,900a	4,929,827
CoreLogic	174,500a	4,512,570
Fiserv	81,600a	7,166,928
Intuit	107,100	7,031,115
NeuStar, Cl. A	24,700a	1,149,291
Synopsys	46,100a	1,654,068
Total System Services	246,100	6,098,358
Western Union	112,700	1,695,008
		41,195,589
Technology Hardware & Equipment--2.7%
Brocade Communications Systems	885,200a	5,107,604
Harris	129,100	5,982,494
		11,090,098
Transportation--2.2%
Alaska Air Group	104,700a	6,696,612
Hertz Global Holdings	112,300a	2,499,798
		9,196,410
Utilities--7.6%
AES	460,700	5,790,999
Consolidated Edison	83,800	5,114,314
Edison International	60,100	3,024,232
IDACORP	56,100	2,707,947
NV Energy	288,400	5,776,652
Pinnacle West Capital	46,200	2,674,518
Wisconsin Energy	150,100	6,437,789

		31,526,451
Total Common Stocks
(cost $333,933,921)		415,398,442

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,122,359)	1,122,359 [d]	1,122,359
Investment of Cash Collateral for
Securities Loaned--5.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,979,467)	22,979,467 [d]	22,979,467
Total Investments (cost $358,035,747)	105.7%	439,500,268
Liabilities, Less Cash and Receivables	(5.7%)	(23,757,199)
Net Assets	100.0%	415,743,069

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $22,747,158 and the value of the collateral held by the fund was $22,979,467.
d Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $81,464,521 of which $83,571,550 related to appreciated investment securities and $2,107,029 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.9
Retailing	9.6
Capital Goods	7.9
Utilities	7.6
Energy	7.1
Diversified Financials	6.8
Pharmaceuticals, Biotech & Life Sciences	6.6
Banks	6.3
Real Estate	5.9

Money Market Investments	5.8
Health Care Equipment & Services	5.5
Consumer Services	4.0
Materials	3.8
Consumer Durables & Apparel	3.7
Food, Beverage & Tobacco	3.4
Technology Hardware & Equipment	2.7
Household & Personal Products	2.2
Insurance	2.2
Transportation	2.2
Semiconductors & Semiconductor Equipment	2.0
Media	.5
105.7

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	415,398,442	-	-	415,398,442
Mutual Funds	24,101,826	-	-	24,101,826

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)